Share Capital (Details 3)	6 Months Ended	9 Months Ended
	Dec. 31, 2021	Mar. 31, 2022 USD ($) $ / shares	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)
IfrsStatementLineItems [Line Items]
Number of shares, options outstanding | $		11,910,000	13,750,784	13,525,784
Weighted Average Remaining Contractual Life, Options Outstanding (Year)	1 year 11 months 4 days	2 years 3 months 25 days
Weighted Average Exercisae Price, Options exercisable (in CAD per share)		$ 1.87
Number Exercisable, Options Exercisable | $		11,165,000
Weighted Average Exercisae Price, Options exercisable (in CAD per share)		$ 1.87
Range eleven [member]
IfrsStatementLineItems [Line Items]
Weighted Average Exercise Price, Options Outstanding (in CAD per share)		$ 0.96
Number of shares, options outstanding | $		1,740,000
Weighted Average Remaining Contractual Life, Options Outstanding (Year)		2 months 15 days
Weighted Average Exercisae Price, Options exercisable (in CAD per share)		$ 0.96
Number Exercisable, Options Exercisable | $		1,740,000
Weighted Average Exercisae Price, Options exercisable (in CAD per share)		$ 0.96
Range six [member]
IfrsStatementLineItems [Line Items]
Weighted Average Exercise Price, Options Outstanding (in CAD per share)		$ 2.10
Number of shares, options outstanding | $		450,000
Weighted Average Remaining Contractual Life, Options Outstanding (Year)		10 months 24 days
Weighted Average Exercisae Price, Options exercisable (in CAD per share)		$ 2.10
Number Exercisable, Options Exercisable | $		450,000
Weighted Average Exercisae Price, Options exercisable (in CAD per share)		$ 2.10
Range twelve [member]
IfrsStatementLineItems [Line Items]
Weighted Average Exercise Price, Options Outstanding (in CAD per share)		$ 1.40
Number of shares, options outstanding | $		1,900,000
Weighted Average Remaining Contractual Life, Options Outstanding (Year)		1 year 5 months 4 days
Weighted Average Exercisae Price, Options exercisable (in CAD per share)		$ 1.40
Number Exercisable, Options Exercisable | $		1,900,000
Weighted Average Exercisae Price, Options exercisable (in CAD per share)		$ 1.40
Range one [member]
IfrsStatementLineItems [Line Items]
Weighted Average Exercise Price, Options Outstanding (in CAD per share)		$ 0.75
Number of shares, options outstanding | $		150,000
Weighted Average Remaining Contractual Life, Options Outstanding (Year)		1 year 6 months 18 days
Weighted Average Exercisae Price, Options exercisable (in CAD per share)		$ 0.75
Number Exercisable, Options Exercisable | $		150,000
Weighted Average Exercisae Price, Options exercisable (in CAD per share)		$ 0.75
Range Ten [Member]
IfrsStatementLineItems [Line Items]
Weighted Average Exercise Price, Options Outstanding (in CAD per share)		$ 0.76
Number of shares, options outstanding | $		4,450,000
Weighted Average Remaining Contractual Life, Options Outstanding (Year)		11 months 8 days
Weighted Average Exercisae Price, Options exercisable (in CAD per share)		$ 0.76
Number Exercisable, Options Exercisable | $		4,450,000
Weighted Average Exercisae Price, Options exercisable (in CAD per share)		$ 0.76
Range two [member]
IfrsStatementLineItems [Line Items]
Weighted Average Exercise Price, Options Outstanding (in CAD per share)		$ 0.75
Number of shares, options outstanding | $		450,000
Weighted Average Remaining Contractual Life, Options Outstanding (Year)		1 year 10 months 17 days
Weighted Average Exercisae Price, Options exercisable (in CAD per share)		$ 0.75
Number Exercisable, Options Exercisable | $		450,000
Weighted Average Exercisae Price, Options exercisable (in CAD per share)		$ 0.75
Range three [member]
IfrsStatementLineItems [Line Items]
Weighted Average Exercise Price, Options Outstanding (in CAD per share)		$ 0.81
Number of shares, options outstanding | $		100,000
Weighted Average Remaining Contractual Life, Options Outstanding (Year)		1 year 1 month 13 days
Weighted Average Exercisae Price, Options exercisable (in CAD per share)		$ 0.81
Number Exercisable, Options Exercisable | $		100,000
Weighted Average Exercisae Price, Options exercisable (in CAD per share)		$ 0.81
Range four [member]
IfrsStatementLineItems [Line Items]
Weighted Average Exercise Price, Options Outstanding (in CAD per share)		$ 3.39
Number of shares, options outstanding | $		1,200,000
Weighted Average Remaining Contractual Life, Options Outstanding (Year)		3 years 9 months 21 days
Weighted Average Exercisae Price, Options exercisable (in CAD per share)		$ 3.39
Number Exercisable, Options Exercisable | $		1,200,000
Weighted Average Exercisae Price, Options exercisable (in CAD per share)		$ 3.39
Range five [member]
IfrsStatementLineItems [Line Items]
Weighted Average Exercise Price, Options Outstanding (in CAD per share)		$ 3.43
Number of shares, options outstanding | $		400,000
Weighted Average Remaining Contractual Life, Options Outstanding (Year)		2 years 14 days
Weighted Average Exercisae Price, Options exercisable (in CAD per share)		$ 3.43
Number Exercisable, Options Exercisable | $		400,000
Weighted Average Exercisae Price, Options exercisable (in CAD per share)		$ 3.43
Range seven [member]
IfrsStatementLineItems [Line Items]
Weighted Average Exercise Price, Options Outstanding (in CAD per share)		$ 6.08
Number of shares, options outstanding | $		200,000
Weighted Average Remaining Contractual Life, Options Outstanding (Year)		4 years 3 months 21 days
Weighted Average Exercisae Price, Options exercisable (in CAD per share)		$ 6.08
Number Exercisable, Options Exercisable | $		200,000
Weighted Average Exercisae Price, Options exercisable (in CAD per share)		$ 6.08
Range eight [member]
IfrsStatementLineItems [Line Items]
Weighted Average Exercise Price, Options Outstanding (in CAD per share)		$ 7.55
Number of shares, options outstanding | $		500,000
Weighted Average Remaining Contractual Life, Options Outstanding (Year)		2 years 10 months 17 days
Weighted Average Exercisae Price, Options exercisable (in CAD per share)		$ 7.55
Number Exercisable, Options Exercisable | $		125,000
Weighted Average Exercisae Price, Options exercisable (in CAD per share)		$ 7.55
Range nine [member]
IfrsStatementLineItems [Line Items]
Weighted Average Exercise Price, Options Outstanding (in CAD per share)		$ 6.31
Number of shares, options outstanding | $		200,000
Weighted Average Remaining Contractual Life, Options Outstanding (Year)		4 years 11 months 4 days
Weighted Average Exercisae Price, Options exercisable (in CAD per share)		$ 6.31
Range Thirteen [Member]
IfrsStatementLineItems [Line Items]
Weighted Average Exercise Price, Options Outstanding (in CAD per share)		$ 8.25
Number of shares, options outstanding | $		170,000
Weighted Average Remaining Contractual Life, Options Outstanding (Year)		4 years 11 months 15 days
Weighted Average Exercisae Price, Options exercisable (in CAD per share)		$ 8.25